Consolidated statements of income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Interest and fees on loans	$ 294,596	$ 260,458	$ 221,001
Interest on securities
Taxable	10,267	13,223	12,397
Tax-exempt	7,076	4,805	4,047
Other	2,705	4,051	2,126
Total interest income	314,644	282,537	239,571
Interest expense:
Deposits	42,859	51,568	29,536
Borrowings	6,127	4,933	5,967
Total interest expense	48,986	56,501	35,503
Net interest income	265,658	226,036	204,068
Provision for credit losses	94,606	7,053	5,398
Provision for credit losses on unfunded commitments	13,361	0	0
Net interest income after provisions for credit losses	157,691	218,983	198,670
Noninterest income:
Gain (loss) from securities, net	1,631	57	(116)
(Loss) gain on sales or write-downs of other real estate owned	(1,491)	545	(99)
(Loss) gain from other assets	(90)	(104)	328
Other income	15,322	7,099	6,172
Total noninterest income	301,855	135,397	130,642
Noninterest expenses:
Salaries, commissions and employee benefits	233,768	152,084	136,892
Occupancy and equipment expense	18,979	15,641	13,976
Legal and professional fees	7,654	7,486	7,903
Data processing	11,390	10,589	9,100
Merger costs	34,879
Amortization of core deposit and other intangibles	5,323	4,339	3,185
Advertising	10,062	9,138	13,139
Other expense	55,030	40,179	37,669
Total noninterest expense	377,085	244,841	223,458
Income before income taxes	82,461	109,539	105,854
Income tax expense	18,832	25,725	25,618
Net income applicable to FB Financial Corporation and noncontrolling interest	63,629	83,814	80,236
Net income applicable to noncontrolling interest	8	0	0
Net income applicable to FB Financial Corporation	$ 63,621	$ 83,814	$ 80,236
Earnings per common share
Basic (in dollars per share)	$ 1.69	$ 2.70	$ 2.60
Diluted (in dollars per share)	$ 1.67	$ 2.65	$ 2.55
Mortgage banking income
Noninterest income:
Mortgage banking income, service charges on deposit accounts, ATM and interchange fees, investment services and trust income	$ 255,328	$ 100,916	$ 100,661
Service charges on deposit accounts
Noninterest income:
Mortgage banking income, service charges on deposit accounts, ATM and interchange fees, investment services and trust income	9,160	9,479	8,502
ATM and interchange fees
Noninterest income:
Mortgage banking income, service charges on deposit accounts, ATM and interchange fees, investment services and trust income	14,915	12,161	10,013
Investment services and trust income
Noninterest income:
Mortgage banking income, service charges on deposit accounts, ATM and interchange fees, investment services and trust income	$ 7,080	$ 5,244	$ 5,181